7. Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
	Useful Lives	Cost	Accumulated Amortization	Net

At June 30, 2015:

Technology, trademarks	5/10 yrs.	$ 1,226,800	$ 624,200	$ 602,600
Trade names	6 yrs.	140,000	31,100	108,900
Websites	5 yrs.	210,000	56,000	154,000
Customer relationships	9/10 yrs.	357,000	236,200	120,800
Sublicense agreements	10 yrs.	294,000	106,600	187,400
Non-compete agreements	5 yrs.	384,000	182,700	201,300
IPR&D	3 yrs.	110,000	48,900	61,100
Other intangible assets	5 yrs.	164,000	148,200	15,800

		$ 2,885,800	$ 1,433,900	$ 1,451,900

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2014:

Technology, trademarks	5/10 yrs.	$ 1,226,800	$ 489,100	$ 737,700
Trade names	6 yrs.	140,000	7,800	132,200
Websites	5 yrs.	210,000	14,000	196,000
Customer relationships	9/10 yrs.	357,000	215,800	141,200
Sublicense agreements	10 yrs.	294,000	77,200	216,800
Non-compete agreements	5 yrs.	384,000	126,300	257,700
IPR&D	3 yrs.	110,000	12,200	97,800
Other intangible assets	5 yrs.	157,400	140,900	16,500

		$ 2,879,200	$ 1,083,300	$ 1,795,900

Estimated future amortization expense of intangible assets
Fiscal Years

2016	$ 353,300
2017	337,000
2018	324,000
2019	246,600
2020	80,400
Thereafter	110,600

$ 1,451,900